Financial Instruments and Financial Risk Management (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Investments, All Other Investments [Abstract]
Schedule of Financial Instruments

The following table summarizes the Company’s financial instruments as of March 31, 2026:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$5,755,972	$5,755,972
Accounts receivable	$2,634,041	$-	$2,634,041

Financial liabilities:
Accounts payable and other accrued liabilities	$5,210,220	$-	$5,210,220
Notes payable	$10,529,806	$-	$10,529,806
Derivative liabilities	$-	$11,514,895	$11,514,895
Lease liabilities	$1,777,743	$-	$1,777,743

The following table summarizes the Company’s financial instruments as of December 31, 2025:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$2,190,722	$2,190,722
Accounts receivable	$1,592,653	$-	$1,592,653

Financial liabilities:
Accounts payable and other accrued liabilities	$4,768,534	$-	$4,768,534
Notes payable	$10,784,756	$-	$10,784,756
Derivative liabilities	$-	$8,893,600	$8,893,600
Lease liabilities	$1,819,405	$-	$1,819,405

The following table summarizes the Company’s financial instruments as of December 31, 2025:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$2,190,722	$2,190,722
Accounts receivable	$1,592,653	$-	$1,592,653

Financial liabilities:
Accounts payable and other accrued liabilities	$4,768,534	$-	$4,768,534
Notes payable	$10,784,756	$-	$10,784,756
Derivative liabilities	$-	$8,893,600	$8,893,600
Lease liabilities	$1,819,405	$-	$1,819,405

The following table summarizes the Company’s financial instruments as of December 31, 2024:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$2,731,979	$2,731,979
Accounts receivable	$2,394,542	$-	$2,394,542

Financial liabilities:
Accounts payable and other accrued liabilities	$6,613,793	$-	$6,613,793
Convertible debentures	$-	$9,976,000	$9,976,000
Notes payable	$10,584,037	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$9,007,907
Lease liabilities	$2,585,479	$-	$2,585,479

Schedule of Contractual Obligations

The Company has the following contractual obligations as of March 31, 2026:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$5,210,220	$-	$-	$-	$5,210,220
Related party payables	$1,423,902	$-	$-	$-	$1,423,902
Tax payable	$80,411	$16,190,724	$-	$-	$16,271,135
Notes Payable	$864,557	$8,665,249	$1,000,000	$-	$10,529,806
Derivative liabilities	$-	$11,514,895	$-	$-	$11,514,895
Lease liabilities	$167,154	$98,395	$405,096	$1,107,098	$1,777,743

The Company has the following contractual obligations as of December 31, 2025:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$4,768,534	$-	$-	$-	$4,768,534
Related party payables	$1,916,770	$-	$-	$-	$1,916,770
Tax payable	$161,770	$15,219,548	$-	$-	$15,381,318
Convertible debentures	$-	$-	$-	$-	$-
Notes Payable	$1,001,395	$8,783,361	$1,000,000	$-	$10,784,756
Derivative liabilities	$-	$8,893,600	$-	$-	$8,893,600
Lease liabilities	$160,285	$399,215	$113,155	$1,146,750	$1,819,405

The Company has the following contractual obligations as of December 31, 2025:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$4,768,534	$-	$-	$-	$4,768,534
Related party payables	$1,916,770	$-	$-	$-	$1,916,770
Tax payable	$-	$15,341,971	$-	$-	$15,341,971
Convertible debentures	$-	$-	$-	$-	$-
Notes Payable	$1,001,395	$8,783,361	$1,000,000	$-	$10,784,756
Derivative liabilities	$-	$8,893,600	$-	$-	$8,893,600
Lease liabilities	$160,285	$399,215	$113,155	$1,146,750	$1,819,405

The Company has the following contractual obligations as of December 31, 2024:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$6,613,793	$-	$-	$-	$6,613,793
Related party payables	$1,488,866	$-	$-	$-	$1,488,866
Tax payable	$-	$12,836,039	$-	$-	$12,836,039
Convertible debentures	$-	$9,976,000	$-	$-	$9,976,000
Notes Payable	$1,337,490	$9,246,547	$-	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$-	$-	$9,007,907
Lease liabilities	$302,736	$819,457	$405,096	$1,058,190	$2,585,479